Income Taxes (Tables)	7 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Tax Povision	The income tax provision (benefit) consists of the following:

For the Period from May 19, 2020 (inception) through December 31, 2020
Current
Federal	$22,010
State	—
Deferred
Federal	(48,114)
State	—
Valuation allowance	48,114

Income tax provision	$22,010

Summary of Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets:
Start-up/Organization costs	$48,114

Total deferred tax assets	48,114
Valuation allowance	(48,114)

Deferred tax asset, net of allowance	$—

Summary of a Reconciliation of the Statutory Federal Income Tax Rate Benefit to the Companys Effective Tax Rate Benefit
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

For the Period from May 19, 2020 (inception) through December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liabilities	(20.5)%
Change in valuation allowance	(1.0)%

Effective Tax Rate	-0.5%